Combined Statements of Loss and Other Comprehensive Loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Revenue from rendering of services	¥ 160,916	¥ 37,206
Incentive to end-users	(143,142)	(31,374)
Revenue, net	17,774	5,832
Other losses, net	(1,402)	(19)
Operating costs
Cost of revenues	(18,863)	(8,625)
Selling and marketing expenses	(183,165)	(47,214)
Administrative expenses	(28,458)	(11,755)
Research and development expenses	(37,158)	(20,448)
Total operating costs	(267,644)	(88,042)
Operating loss	(251,272)	(82,229)
Finance income/(costs), net	(640)	89
Net loss before income tax	(251,912)	(82,140)
Income tax expenses	(398)	(42)
Net loss	(252,310)	(82,182)
Net loss attributable to:
Equity holders of the Company	(252,310)	(82,182)
Net loss	¥ (252,310)	¥ (82,182)
Basic and diluted loss per share for loss attributable to the ordinary equity holders of the Company
Basic loss per share	¥ (50,462)	¥ (55,906)
Diluted loss per share	¥ (50,462)	¥ (55,906)
Net loss	¥ (252,310)	¥ (82,182)
Total comprehensive loss	(252,310)	(82,182)
Total comprehensive loss attributable to:
Equity holders of the Company	(252,310)	(82,182)
Total comprehensive loss	(252,310)	(82,182)
Online EV Charging Solutions
Statements [Line Items]
Revenue from rendering of services	153,246	36,498
Offline EV Charging Solutions
Statements [Line Items]
Revenue from rendering of services	7,060	565
Non-Charging Solutions and Other Services
Statements [Line Items]
Revenue from rendering of services	¥ 610	¥ 143